CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	¥ (669,214)	¥ (442,083)	¥ (430,268)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt issuance and commitment cost and debt discount	160,699	99,380	61,373
Depreciation and amortization	1,638,474	1,142,032	741,507
Operating lease cost relating to prepaid land use rights	20,412
Net loss (gain) on disposal of property and equipment	(256)	(703)	2,212
Share-based compensation expenses	333,686	189,756	105,877
Gain from purchase price adjustment	(55,154)
Loss from equity method investment	3,375	1,213
Allowance for doubtful accounts	2,037	274	241
Deferred tax benefit	(89,739)	(50,172)	(36,597)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(465,189)	(342,191)	(157,708)
VAT recoverable	(463,630)	(323,044)	(221,390)
Prepaid expenses	(53,933)	(13,320)	(14,153)
Other current assets	65,756	(8,095)	(11,477)
Other non-current assets	(72,099)	(8,678)	(37,035)
Accounts payable	119,163	22,540	25,292
Deferred revenue	6,285	31,417	17,468
Accrued expenses and other payables	(139,891)	(20,434)	(56,693)
Other long-term liabilities	9,015	1,299	(1,559)
Operating leases	(28,910)	14,245
Net cash (used in) provided by operating activities	320,887	293,436	(12,910)
Cash flows from investing activities
Payments for purchase of property and equipment and land use rights	(8,037,002)	(4,557,686)	(4,260,977)
Cash acquired from the business combinations	4,801	12,091	466
Cash paid for the business combinations	(1,172,518)	(190,066)	(359,372)
Cash paid for the asset acquisitions	(180,910)	(363,939)	(115,167)
Cash paid for equity investments	(4,500)	(6,000)
Cash paid for potential acquisitions	(4,300)	(30,700)	(1,000)
Proceeds from sale of property and equipment	16,422	5,069	13,896
Deposits paid for construction of property and equipment			(10,896)
Net cash used in investing activities	(9,378,007)	(5,131,231)	(4,733,050)
Cash flows from financing activities:
Proceeds from short-term borrowings	1,156,215	467,744	943,088
Proceeds from long-term borrowings	6,939,140	5,000,510	2,814,197
Repayment of short-term borrowings	(438,925)	(758,941)	(776,224)
Repayment of long-term borrowings	(4,187,184)	(1,968,913)	(834,154)
Payment of issuance cost of borrowings	(112,512)	(156,742)	(91,124)
Payment of commitment cost of borrowings	(45,968)
Proceeds from exercise of stock options	78,748	55,469	16,866
Net proceeds from issuance of convertible bonds			1,867,304
Net proceeds from issuance of ordinary shares	15,974,517	4,934,126	1,283,308
Net proceeds from issuance of redeemable preferred shares		989,349
Payment of redeemable preferred shares dividends	(65,489)	(25,014)
Capital contribution from redeemable non-controlling shareholder	105,000
Payment under finance leases and other financing obligations	(198,234)	(289,467)	(190,718)
Proceeds from other financing arrangements	1,079,370	302,761
Payment for purchase of property and equipment through vendor financing	(92,299)	(68,864)
Payment of contingent consideration for the acquisition of subsidiaries	(48,718)	(120,079)	(155,737)
Net cash provided by financing activities	20,143,661	8,361,939	4,876,806
Effect of exchange rate changes on cash and restricted cash	(566,874)	164,370	206,302
Net increase in cash and restricted cash	10,519,667	3,688,514	337,148
Cash and restricted cash at beginning of year	5,973,262	2,284,748	1,947,600
Cash and restricted cash at end of year	16,492,929	5,973,262	2,284,748
Supplemental disclosures of cash flow information
Interest paid	1,113,443	841,388	633,063
Income tax paid	211,612	17,031	3,371
Supplemental disclosures of non-cash investing and financing activities
Changes in consideration payable for the acquisition of subsidiaries	718,546	239,096	148,217
Settlement of liability-classified restricted share award	10,089	¥ 7,984	¥ 6,357
Conversion of convertible bonds	¥ 65